777 Brickell Avenue	1025 Thomas Jefferson Street, N.W.
Suite 500	Suite 400 East
Miami, FL 33131-2803	Washington, D.C. 20007-5208
(305) 371-2600	(202) 965-8100
Fax: (305) 372-9928	Fax: (202) 965-8104

175 Powder Forest Drive
Suite 201
Simsbury, CT 06089-9658
(860) 392-5000
Fax: (860) 392-5058

September 17, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	Pacific Global Fund, Inc. (“Registrant”)
Definitive Proxy Statement on Schedule 14A
File No. 811-07062

Commissioners:

Submitted herewith for filing on behalf of the Registrant is one electronically formatted copy of Registrant’s definitive proxy statement on Schedule 14A under the Securities Exchange Act of 1934 relating to a Special Meeting of Shareholders of the Pacific Advisors Fund to be held on October 27, 2010.

A.            Purpose of Definitive Proxy Statement

The definitive proxy statement reflects changes in response to comments of the Commission staff (“Staff”) on Registrant’s preliminary proxy statement filed on Schedule 14A on September 1, 2010.

B.            Responses to Staff Comments

Set forth below is each Staff comment on Registrant’s preliminary proxy statement, communicated by telephone to Registrant’s outside counsel on September 13, 2010 by Mr. Dominic J. Minore of the Staff, followed by the Registrant’s response.  Capitalized terms not defined in this letter have the meanings given them in the proxy statement.

Jorden Burt LLP

www.jordenburt.com

PROPOSAL 1

Comment 1

Delete or move the second sentence of the last paragraph on page 9 under “Qualifications and Experience,” to make clear that the first sentence under “Qualifications and Experience” relates directly to the discussion that follows for each nominee.

Response

Comment complied with.   Registrant has moved the second sentence of the last paragraph on page 9 to the end of the section entitled “Qualifications and Experience.”

PROPOSAL 2

Comment 1

In the second paragraph on page 17, if the Funds invest in reverse repurchase agreements, make clear that reverse repurchase agreements are considered part of borrowing and add appropriate disclosure regarding these instruments.

Response

The Registrant confirms that the Funds do not invest in reverse repurchase agreements.

Comment 2

In the last sentence of the third paragraph on page 17, either delete the word “fundamental” or make clear that a further change in fundamental policy would require a shareholder vote.

Response

Comment complied with. Registrant has deleted the word “fundamental” from this sentence.

Comment 3

Delete or substantially revise the last sentence of the fifth paragraph on page 17 to emphasize the risk of borrowing up to the maximum limitation permitted under the 1940 Act.

Response

Comment complied with. Registrant has deleted the above referenced sentence.

Comment 4

Following the fifth paragraph on page 17, either state that the Fund has an anti-leveraging policy, or enhance disclosure regarding the risks of borrowing by identifying the risks of using leverage.

Response

Comment complied with.  Registrant has added the following disclosure following the fifth paragraph on page 17:

“Leverage” by a Fund is the investment technique of using borrowed money to invest in portfolio securities.  The use of leverage will magnify the Fund’s gains or losses.  The use of leverage also may cause the Fund’s expenses to be greater than comparable funds that do not borrow.  The Fund will pay interest on loans, and that interest expense may raise the overall expenses of the Fund and reduce its returns.  In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the return on the securities purchased with the loan proceeds.  Additionally, the use of leverage may make the Fund’s share prices more sensitive to interest rate changes and thus might cause the Fund’s net asset value per share to fluctuate more than that of funds that do not borrow.

Comment 5

In the first full paragraph on page 18, revise the investment strategy with respect to borrowing for the Government Securities, Income and Equity and Balanced Funds consistent with the format used for the Growth, Mid-Cap Value and Small Cap Funds.

Response

Comment complied with. Registrant has revised the investment strategy with respect to borrowing for the Government Securities, Income and Equity and Balanced Funds as follows:

For the Government Securities, Income and Equity, and Balanced Funds, the Manager may utilize borrowing on a temporary basis to facilitate portfolio transactions and redemptions. The Manager anticipates that, in the absence of unusual redemption activity, total borrowing would be limited to no more than 15% of total assets.

Comment 6

In the second full paragraph (beginning with “in the future”) on page 18, state how and when shareholders would be notified of any change to a Fund’s investment strategy.

Response

Comment complied with. Registrant has added the following sentence at the end of the second full paragraph on page 18:

Any change in investment objective would be described at the time of the change in the Fund’s prospectus or statement of additional information, as appropriate.

PROPOSAL 3

Comment 1

In the sixth paragraph (beginning with “The change to the Fund’s investment objective”) on page 19, clarify that any further change to the Fund’s investment objective would require shareholder vote.

Response

Comment complied with.  Registrant has revised the last sentence of the sixth paragraph on page 19 as follows:

The proposed investment objective will give the Fund additional flexibility to make future changes to its investment strategies to respond to new developments and changing trends in the marketplace without the need to amend the Fund’s investment objective, which would require a shareholder vote.  Accordingly, the Board believes that the expanded flexibility to make future changes to the investment strategy without changing the investment objective will benefit the Fund by avoiding the costs and delays associated with obtaining a shareholder vote.

Comment 2

In the first bullet of the first full paragraph on page 20, add “(plus borrowing for investment purposes)” after the phrase, “at least 80% of its net assets.”

Response

Commend complied with.

Comment 3

In the first bullet of the first full paragraph on page 20, state the asset range of the S&P 500 Index and explain what “similar in size” means.

Response

Registrant respectfully submits that disclosure of the current asset range of the S&P 500 Index is not required to be disclosed in the prospectus given, among other things, the volatility of the asset range and the availability in the marketplace of information regarding the S&P 500 Index.  However, Registrant has revised the bullet to eliminate the reference to “similar in size” as follows:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowing for investment purposes) in large capitalization companies that are, at the time of purchase, within the market capitalization range of companies that comprise the S&P 500 Index.

Comment 4

At the end of the second full paragraph on page 20, briefly explain the Fund’s “value” approach.

Response

Comment complied with. Registrant has added the following disclosure to the end of the second full paragraph on page 20:

Using a “value” approach, the Fund seeks to invest in companies whose stock price may not fully reflect the company’s real worth or future prospects.  For example, the Manager may select companies with the following characteristics:

•      Low current value relative to earnings estimates, cash flow, book value, and/or break-up value

•      Strong management

•      Strong business fundamentals

•      Positive earnings momentum.

PROPOSAL 4

Comment 1

In the second sentence of the first paragraph on page 21, state the ceiling of the market capitalization of mid-capitalization companies.

Response

Comment complied with. Registrant has revised the second sentence of the first full paragraph on page 21 as follows:

Over the last year, the Fund’s portfolio has increasingly emphasized investments in mid-capitalization (“mid-cap”) companies (i.e., companies with a market capitalization of between $2 billion and $10 billion).

Comment 2

In the fifth paragraph on page 21, clarify that any further change to the Fund’s investment objective would require shareholder vote.

Response

Comment complied with.  Registrant has revised the fifth paragraph on page 21 as follows:

The proposed investment objective will give the Fund additional flexibility to make future changes to its investment strategies to respond to new developments and changing trends in the marketplace without the need to amend the Fund’s investment objective, which would require a shareholder vote.  Accordingly, the Board believes that the expanded flexibility to make future changes to the investment strategy without changing the investment objective will benefit the Fund by avoiding the costs and delays associated with obtaining a shareholder vote.

Comment 3

In the first bullet of the first paragraph on page 22, add “(plus borrowing for investment purposes)” after the phrase, “at least 80% of its net assets.”

Response

Commend complied with.

Comment 4

In the first bullet of the first paragraph on page 22, state the asset range of the Russell Midcap Index and explain what “similar in size” means.

Response

Registrant respectfully submits that disclosure of the current asset range of the Russell Midcap Index is not required to be disclosed in the prospectus given, among other things, the volatility of the asset range and the availability in the marketplace of information regarding the Russell Midcap Index.  However, Registrant has revised the bullet to eliminate the reference to “similar in size” as follows:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowing for investment purposes) in mid-capitalization companies that are, at the time of purchase, within the market capitalization range of companies that comprise the Russell Midcap Index.

*              *              *

In response to a request from the Staff, in connection with this filing, the Registrant acknowledges the following:

•      that the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•      that Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Securities and Exchange Commission (“Commission”) from taking any action with respect to the filing; and

•      that the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States, except to the extent otherwise legally permissible.

Please direct any question or comment regarding the Amendment to me at (202) 965-8139.

Very truly yours,

/s/ Chip Lunde

Chip Lunde

Enclosures

cc:           Dominic J. Minore, Esq.

Catherine L. Henning